UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21024

Active Assets Institutional Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8802

Date of fiscal year end: June 30, 2014

Date of reporting period: December 31, 2013

Item 1 - Report to Shareholders

Trustees

Michael Bozic

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael E. Nugent

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

Kevin Klingert

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

AISSAN
811224 EXP 2.28.15

INVESTMENT MANAGEMENT

Active Assets

Institutional Government Securities Trust

Semiannual Report

December 31, 2013

Active Assets Institutional Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	8
Portfolio of Investments	9
Statement of Assets and Liabilities	14
Statement of Operations	14
Statements of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	22
U.S. Privacy Policy	23

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Active Assets Institutional Government Securities Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended December 31, 2013

Market Conditions

Overall economic growth in the U.S. was moderate during the six-month reporting period. Capital markets were positively surprised by gross domestic product (GDP) growth readings during the period. Second quarter GDP was 2.5 percent, revised upward from an initial reading of only 1.7 percent, and third quarter GDP was 4.1 percent, beating the expected 3.6 percent. The third quarter of 2013 marked the strongest quarterly growth since the fourth quarter of 2011, due to stronger retail sales and inventory build-up. This put average growth for 2013 so far on a firmer footing of 2.5 percent, which was remarkable given that sequestration (automatic federal budget cuts and payroll tax increases that went into effect earlier in 2013) has been a drag on the economy this year.

Third quarter average monthly job gains were 167,000, but October and November job gains came in strong at 200,000 and 241,000, respectively, higher than market expectations. However, December payrolls were much weaker, up only 74,000, indicating a pause in the labor market recovery. The decrease has been blamed on poor weather conditions preventing people from working in December, but the weather’s exact impact is hard to quantify. Nevertheless, the unemployment rate continued its decline, from 7.6 percent in June 2013 to 6.7 percent in December 2013, though the decrease is largely the result of people leaving the workforce. The rate itself remains elevated and will continue to be a focus of Federal Reserve (Fed) policy.

In June, long-term interest rates rose sharply following comments from Chairman Ben Bernanke indicating the Federal Open Market Committee (FOMC) may start to scale back its quantitative easing (QE) bond purchases of $45 billion per month in Treasuries and $40 billion per month in mortgage backed securities (MBS) if the FOMC is confident economic gains can be sustained. At its September meeting, the FOMC did not reduce its bond-buying program, much to the markets’ surprise, stating that it would await more evidence of sustained economic progress before adjusting its current pace. The October FOMC meeting passed rather uneventfully as easy policy measures remained in place.

At its December 18 meeting, the FOMC decided to start gradually reducing its QE program. Beginning in January, monthly bond purchases will decrease by $10 billion per month to $75 billion, with the reduction split equally between Treasuries and MBS. Even with the cumulative progress toward its dual mandate of maximum employment and stable prices, the Fed stated that rates would remain on hold for an extended period as it expanded “forward guidance,” or using communications to influence market expectations. Fed officials indicated that they believe it will be appropriate to keep interest rates at current low levels “well past” the time that the unemployment rate declines below 6.5 percent, especially if inflation stays below the Fed’s 2 percent target.

Fed member consensus still expects the federal funds target rate to stay at the current range of zero percent to 0.25 percent until at least 2015. By pairing a long-anticipated tapering with enhanced forward guidance on the direction of interest rates, the FOMC managed to convey that the modest reduction in purchases does not constitute a monetary tightening. Chairman Bernanke indicated that additional tapering could occur throughout 2014, with purchases ending all together late in the year, as long as the incoming data is supportive of continued positive economic progress. Janet Yellen was nominated to replace Bernanke as the next Fed chair starting at the end of January 2014. The market expects a dovish rate policy (using low interest rates to promote economic growth) to continue.

In September, the FOMC also instructed the Federal Reserve Bank of New York (FRBNY) to begin testing a new tool aimed at giving the Fed better control over short-term interest rates as it seeks to exit QE, called a fixed-rate, full-allotment reverse repurchase agreement facility. The purpose of this facility is to help the FOMC set a floor on short rates while significantly increasing the supply of high-quality, short-term securities available in the market. This tool allows eligible counterparties, such as money market funds, to lend to the FRBNY on an overnight basis at a fixed rate set by the Fed between 0.01 percent and 0.05 percent. As of December 23, the terms of the exercise were set at a maximum of $3 billion per counterparty per day at a rate of 0.03 percent. While the testing phase is set to expire at the end of January, market expectations are for the FOMC either extend this testing phase or make it a more permanent facility.

On the fiscal policy front, in early October, policymakers in Washington held the markets captive as the debt ceiling and fiscal budget negotiations reached a stalemate. While the government shutdown itself was cause for some market apprehension, the major concern was the threat of breaching the debt ceiling. As investors shunned short-maturity Treasuries in response, yields on those maturing in late October/early November ballooned by as much as 60 to 70 basis points. On the eve of the October 17 debt ceiling deadline, Congress agreed on a temporary resolution to end the government standoff. The accord suspends the debt ceiling until February 7, 2014. While this agreement averted the crisis in the near term, the same issues still must be addressed in early 2014. Following the end of the impasse, the elevated Treasury yield levels reverted to their pre-crisis, near-zero levels.

Performance Analysis

As of December 31, 2013, Active Assets Institutional Government Securities Trust had net assets of approximately $2.5 billion and an average portfolio maturity of 23 days. For the six-month period ended December 31, 2013, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2013, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.10 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.10 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.10 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

We continued to remain cautious in our investment approach. Yields on short-term agency and Treasury obligations remain low, which resulted in limited yield opportunities. As a result, we continued to maintain a short maturity profile in the portfolio.

We continued to hold a large portion of the portfolio in repurchase agreements and in government agency obligations. In October, we sold the Fund’s small U.S. Treasury position to avoid the price volatility related to the debt ceiling debate. As of the end of the reporting period, the portfolio did not own any Treasury obligations.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/13
Repurchase Agreements	53.4%
U.S. Agency Securities	46.6

MATURITY SCHEDULE as of 12/31/13
1 – 30 Days	74.9%
31 – 60 Days	11.9
61 – 90 Days	8.8
91 – 120 Days	1.8
121 + Days	2.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests at least 80 percent of its assets in high quality, short-term U.S. government securities. In selecting investments, the “Adviser” Morgan Stanley Investment Management Inc., seeks to maintain the Fund’s share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; and securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. The Fund also may invest up to 10 percent of its assets in Federal Deposit Insurance Corporation (“FDIC”) insured certificates of deposit of banks and savings and loan institutions. In addition, the Fund may invest in repurchase agreements.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information

About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees, administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/13 – 12/31/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/13	12/31/13	07/01/13 – 12/31/13
Actual (0.01% return)	$1,000.00	$1,000.05	$0.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.94	$0.41

@

Expenses are equal to the Fund’s annualized expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 185@@/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.18%.

@@	Adjusted to reflect non-business day accruals.

Active Assets Institutional Government Securities Trust

Portfolio of Investments■December 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (53.4%)
$290,000	ABN Amro Securities LLC, (dated 12/31/13; proceeds $290,000,644; fully collateralized by various U.S. Government Agencies, 1.13% – 5.00% due 06/27/14 – 05/01/43, and a U.S. Government Obligation, 4.38% due 02/15/38; valued at $298,168,767)	0.04%		01/02/14	$290,000,000
5,000	Bank of Montreal, (dated 12/31/13; proceeds $5,000,008; fully collateralized by various U.S. Government Agencies, 3.50% – 6.00% due 08/01/32 – 11/15/41; valued at $5,150,000)	0.03		01/02/14	5,000,000
17,000	Bank of Montreal, (dated 12/30/13; proceeds $17,000,165; fully collateralized by a U.S. Government Obligation, 0.75% due 10/31/17; valued at $17,322,276)	0.05		01/06/14	17,000,000
40,000	Bank of Nova Scotia, (dated 01/11/13; proceeds $40,067,433; fully collateralized by various U.S. Government Agencies, 3.00% – 4.50% due 02/01/26 – 06/01/43; valued at $41,258,313)	0.17		01/03/14	40,000,000
40,000	Bank of Nova Scotia, (dated 08/01/13; proceeds $40,068,944; fully collateralized by various U.S. Government Agencies, 2.50% – 6.50% due 02/01/26 – 09/01/43; valued at $41,253,241) (Demand 01/07/14)	0.17	(a)	08/01/14	40,000,000
55,000	Bank of Nova Scotia, (dated 09/13/13; proceeds $55,099,000; fully collateralized by various U.S. Government Agencies, 2.50% – 5.50% due 02/01/26 – 09/01/43; valued at $56,779,650) (Demand 01/07/14)	0.18	(a)	09/08/14	55,000,000
30,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $30,057,000; fully collateralized by various U.S. Government Agencies, 2.50% – 5.50% due 02/01/26 – 06/01/43; valued at $30,994,636)	0.19		01/02/14	30,000,000
5,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $5,010,083; fully collateralized by various U.S. Government Agencies, 2.50% – 5.50% due 02/01/26 – 06/01/43; valued at $5,158,744) (Demand 01/07/14)	0.20	(a)	03/04/14	5,000,000
25,000	Barclays Capital, Inc., (dated 12/30/13; proceeds $25,000,146; fully collateralized by a U.S. Government Agency, 3.45% due 04/01/41, and a U.S. Government Obligation, 0.25% due 12/31/15; valued at $25,728,232)	0.03		01/06/14	25,000,000
15,800	BNP Paribas Securities Corp., (dated 12/31/13; proceeds $15,800,018; fully collateralized by various U.S. Government Agencies, 2.60% – 6.75% due 06/20/40 – 07/15/48; valued at $16,274,001)	0.02		01/02/14	15,800,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments■December 31, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$52,000	BNP Paribas Securities Corp., (dated 10/28/13; proceeds $52,006,673; fully collateralized by various U.S. Government Agencies, 2.85% – 6.50% due 01/01/39 – 07/01/43; valued at $53,666,031)	0.07%		01/02/14	$52,000,000
25,000	BNP Paribas Securities Corp., (dated 10/29/13; proceeds $25,003,160; fully collateralized by various U.S. Government Agencies, Zero Coupon – 4.50% due 09/01/28 – 12/01/43; valued at $25,793,065)	0.07		01/02/14	25,000,000
45,000	Deutsche Bank Securities, Inc., (dated 11/06/13; proceeds $45,009,000; fully collateralized by a U.S. Government Agency, 5.00% due 08/15/41, and a U.S. Government Obligation, 1.75% due 10/31/20; valued at $45,945,807)	0.08		02/04/14	45,000,000
30,000	Goldman Sachs & Co., (dated 12/31/13; proceeds $30,000,233; fully collateralized by various U.S. Government Agencies, 2.50% – 3.50% due 04/01/27 – 06/01/42; valued at $30,877,945)	0.04		01/07/14	30,000,000
20,000	ING Financial Markets LLC, (dated 12/31/13; proceeds $20,000,033; fully collateralized by various U.S. Government Agencies, 2.11% – 3.04% due 01/01/36 – 09/01/41; valued at $20,600,856)	0.03		01/02/14	20,000,000
80,000	ING Financial Markets LLC, (dated 12/31/13; proceeds $80,000,467; fully collateralized by various U.S. Government Agencies, 1.65% – 5.03% due 02/01/25 – 01/01/44; valued at $82,400,665)	0.03		01/07/14	80,000,000
55,000	Merrill Lynch Pierce Fenner & Smith, (dated 11/08/13; proceeds $55,005,500; fully collateralized by a U.S. Government Obligation, 0.25% due 11/30/15; valued at $56,111,966)	0.06		01/07/14	55,000,000
8,000	Merrill Lynch Pierce Fenner & Smith, (dated 10/08/13; proceeds $8,001,293; fully collateralized by a U.S. Government Obligation, Zero Coupon due 08/15/25; valued at $8,160,001) (Demand 01/07/14)	0.06	(a)	01/13/14	8,000,000
10,000	Merrill Lynch Pierce Fenner & Smith, (dated 12/10/13; proceeds $10,002,000; fully collateralized by a U.S. Government Obligation, Zero Coupon due 05/15/30; valued at $10,200,000) (Demand 01/07/14)	0.08	(a)	03/10/14	10,000,000
25,000	Mizuho Securities USA, Inc., (dated 12/31/13; proceeds $25,000,028; fully collateralized by a U.S. Government Obligation, Zero Coupon due 02/06/14; valued at $25,500,000)	0.02		01/02/14	25,000,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments■December 31, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$125,000	Mizuho Securities USA, Inc., (dated 12/27/13; proceeds $125,001,215; fully collateralized by various U.S. Government Agencies, 3.50% – 4.00% due 08/20/43 – 11/20/43, and a U.S. Government Obligation, Zero Coupon due 01/23/14; valued at $128,380,092)	0.05%		01/03/14	$125,000,000
40,000	RBC Capital Markets LLC, (dated 12/13/13; proceeds $40,002,178; fully collateralized by various U.S. Government Agencies, 2.84% – 3.16% due 10/01/28 – 12/01/43; valued at $41,205,364) (Demand 01/07/14)	0.07	(a)	01/10/14	40,000,000
17,000	RBC Capital Markets LLC, (dated 10/01/13; proceeds $17,007,778; fully collateralized by various U.S. Government Agencies, 1.34% – 4.00% due 10/01/40 – 09/01/44; valued at $17,510,001) (Demand 01/07/14)	0.09	(a)	04/02/14	17,000,000
25,000	RBC Capital Markets LLC, (dated 10/17/13; proceeds $25,006,250; fully collateralized by various U.S. Government Agencies, 1.34% – 5.00% due 09/01/32 – 09/01/44; valued at $25,750,000) (Demand 01/07/14)	0.10	(a)	01/15/14	25,000,000
30,000	RBC Capital Markets LLC, (dated 11/22/13; proceeds $30,007,500; fully collateralized by various U.S. Government Agencies, 2.22% – 4.50% due 07/01/28 – 11/01/43; valued at $30,913,151) (Demand 01/07/14)	0.10	(a)	02/20/14	30,000,000
40,000	RBS Securities, Inc, (dated 12/31/13; proceeds $40,000,044; fully collateralized by a U.S. Government Obligation, 2.13% due 12/31/15; valued at $40,801,122)	0.02		01/02/14	40,000,000
140,000	RBS Securities, Inc., (dated 12/31/13; proceeds $140,000,078; fully collateralized by various U.S. Government Obligations, 0.88% – 1.50% due 02/28/17 – 08/31/18; valued at $142,800,664)	0.01		01/02/14	140,000,000
22,000	TD Securities USA LLC, (dated 12/27/13; proceeds $22,000,214; fully collateralized by various U.S. Government Obligations, 0.13% – 3.63% due 04/15/18 – 11/30/20; valued at $22,419,174)	0.05		01/03/14	22,000,000

	Total Repurchase Agreements (Cost $1,311,800,000)				1,311,800,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments■December 31, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE	MATURITY DATE	VALUE
	U.S. Agency Securities (46.6%)
	Federal Farm Credit Bank
$7,470		0.07%		–	02/28/14	$7,469,172
	Federal Home Loan Bank
25,000		0.04	(a)	02/07/14(b)	02/07/14	24,998,200
44,000		0.04		–	01/02/14	44,000,000
6,000		0.05		–	01/08/14	5,999,950
15,400		0.05		–	01/10/14	15,399,829
18,500		0.06		–	01/24/14	18,499,322
9,000		0.06		–	01/29/14	8,999,629
28,500		0.06		–	01/29/14	28,498,717
10,000		0.06		–	01/31/14	9,999,517
23,000		0.06		–	01/31/14	22,998,833
15,000		0.07		–	01/22/14	14,999,400
30,000		0.07		–	01/31/14	29,998,429
18,000		0.07		–	02/05/14	17,998,844
7,500		0.07		–	02/21/14	7,499,271
9,000		0.08		–	01/29/14	8,999,467
8,000		0.08		–	02/26/14	7,999,022
14,000		0.09	(a)	01/22/14(b)	01/22/14	13,999,921
10,000		0.09		–	02/05/14	9,999,840
15,000		0.09		–	02/07/14	14,999,746
9,000		0.09		–	02/12/14	8,999,825
16,000		0.09		–	02/14/14	15,998,337
10,000		0.09		–	02/19/14	9,998,760
10,500		0.09		–	02/21/14	10,498,644
20,000		0.09		–	02/28/14	19,999,305
22,000		0.09		–	06/30/14	21,994,438
12,000		0.10		–	01/17/14	11,999,525
13,000		0.10		–	01/17/14	12,999,480
11,000		0.10		–	01/22/14	10,999,419
28,000		0.10	(a)	01/18/14(b)	02/18/14	27,999,945
42,500		0.10		–	03/12/14	42,492,017
12,000		0.10		–	03/12/14	11,997,700
6,000		0.10		–	03/21/14	5,998,700
13,050		0.10		–	03/28/14	13,046,919
37,000		0.10		–	04/04/14	36,990,544
23,000		0.11	(a)	01/02/14(b)	05/02/14	22,999,855
60,000		0.11		–	03/21/14	59,985,700
30,000		0.11		–	03/28/14	29,999,241
15,000		0.11	(a)	01/13/14(b)	05/13/14	14,999,942
12,000		0.11	(a)	01/15/14(b)	05/15/14	11,999,893
6,000		0.11	(a)	01/15/14(b)	05/15/14	6,000,019

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments■December 31, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE	MATURITY DATE	VALUE
$4,500		0.11	(a)%	01/05/14(b)	06/05/14	$4,499,832
30,000		0.11	(a)	01/05/14(b)	06/05/14	30,000,000
30,000		0.11	(a)	01/05/14(b)	06/05/14	30,000,000
30,000		0.11	(a)	01/06/14(b)	06/06/14	30,000,000
5,000		0.11	(a)	01/07/14(b)	06/06/14	5,000,000
8,000		0.11	(a)	01/19/14(b)	08/19/14	8,000,000
7,500		0.11	(a)	01/17/14(b)	11/17/14	7,499,001
13,000		0.11	(a)	01/20/14(b)	11/20/14	12,998,854
10,000		0.12	(a)	01/21/14(b)	11/21/14	9,998,651
42,000		0.12	(a)	01/19/14(b)	12/19/14	41,995,914
20,000		0.12	(a)	01/17/14(b)	02/17/15	20,000,000
26,000		0.12	(a)	01/23/14(b)	02/23/15	25,996,971
28,000		0.12		–	06/09/14	27,997,996
13,500		0.13		–	01/08/14	13,499,702
4,000		0.13		–	03/24/14	4,000,134
30,000		0.13		–	03/27/14	30,000,347
13,000		0.17		–	03/21/14	13,001,829
12,000		0.18		–	01/07/14	12,000,142
8,000		0.27		–	04/03/14	8,003,191
	Federal Home Loan Mortgage Corporation
16,000		0.07		–	02/24/14	15,998,351
5,500		0.08		–	03/03/14	5,499,267
6,800		0.10		–	01/23/14	6,799,623
13,000		0.14		–	06/26/14	12,991,469
15,000		0.17	(a)	01/05/14(b)	12/05/14	15,005,674
11,544		1.38		–	02/25/14	11,566,087
	Federal National Mortgage Association
21,000		0.13		–	01/02/14	21,000,000

	Total U.S. Agency Securities (Cost $1,144,708,352)					1,144,708,352

	Total Investments (Cost $2,456,508,352)				100.0%	2,456,508,352
	Other Assets in Excess of Liabilities				0.0 (c)	462,606

	Net Assets				100.0%	$2,456,970,958

(a) Rate shown is the rate in effect at December 31, 2013.

(b) Date of next interest rate reset.

(c) Amount is less than 0.05%.

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2013 (unaudited)

Assets:
Investments in securities, at value (cost $2,456,508,352, including value of repurchase agreements of $1,311,800,000)	$2,456,508,352
Cash	7,886
Receivable for:
Shares of beneficial interest sold	21,975,550
Interest	372,828
Prepaid expenses and other assets	226,043

Total Assets	2,479,090,659

Liabilities:
Payable for:
Shares of beneficial interest redeemed	21,975,550
Administration fee	92,433
Transfer agent fee	10,232
Accrued expenses and other payables	41,486

Total Liabilities	22,119,701

Net Assets	$2,456,970,958

Composition of Net Assets:
Paid-in-capital	$2,456,964,985
Accumulated undistributed net investment income	6,891
Accumulated net realized loss	(918)

Net Assets	$2,456,970,958

Net Asset Value Per Share
2,456,953,334 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

Statement of Operations

For the six months ended December 31, 2013 (unaudited)

Net Investment Income:
Interest Income	$1,098,379

Expenses
Advisory fee (Note 3)	1,241,025
Administration fee (Note 3)	620,513
Registration fees	183,013
Custodian fees	45,547
Professional fees	36,644
Trustees’ fees and expenses	15,256
Shareholder reports and notices	7,954
Transfer agent fees and expenses	7,485
Other	38,910

Total Expenses	2,196,347
Less: amounts waived/reimbursed (Note 3)	(1,222,028)

Net Expenses	974,319

Net Investment Income	124,060
Net Realized Loss	(918)

Net Increase	$123,142

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013	FOR THE YEAR ENDED JUNE 30, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$124,060	$245,203
Net realized gain (loss)	(918)	6,434

Net Increase	123,142	251,637

Dividends and Distributions to Shareholders from:
Net investment income	(124,060)	(238,712)
Net realized gain	—	(6,462)

Total Dividends and Distributions	(124,060)	(245,174)

Net increase from transactions in shares of beneficial interest	78,452,934	909,956,000

Net Increase	78,452,016	909,962,463

Net Assets:
Beginning of period	2,378,518,942	1,468,556,479

End of Period
(Including accumulated undistributed net investment income of $6,891 and $6,891, respectively)	$2,456,970,958	$2,378,518,942

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Notes to Financial Statements■December 31, 2013 (unaudited)

1. Organization and Accounting Policies

Active Assets Institutional Government Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2013.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN 0)
$1,311,800,000	—	$(1,311,800,000	)(1)	$0

(1)	The actual collateral received is greater than the amount shown here due to overcollateralization.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Active Assets Institutional Government Securities Trust

Notes to Financial Statements■December 31, 2013 (unaudited)  continued

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Active Assets Institutional Government Securities Trust

Notes to Financial Statements■December 31, 2013 (unaudited)  continued

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$1,311,800,000	$—	$1,311,800,000
U.S. Agency Securities	—	1,144,708,352	—	1,144,708,352
Total Assets	$—	$2,456,508,352	$—	$2,456,508,352

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the “Adviser”), the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Fund’s Adviser and Administrator have contractually agreed to assume all operating expenses of the Fund, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees on an annualized basis exceeds 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal period. In addition, the Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund’s advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2013, the Adviser waived $1,202,472 and the Administrator waived $19,556. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund’s Board of Trustees, (the “Trustees”), act to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

Active Assets Institutional Government Securities Trust

Notes to Financial Statements■December 31, 2013 (unaudited)  continued

4. Transactions with Affiliates

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013	FOR THE YEAR ENDED JUNE 30, 2013
	(unaudited)
Shares sold	4,076,035,788	6,851,348,885
Shares issued in reinvestment of dividends and distributions	124,060	245,174

	4,076,159,848	6,851,594,059
Shares redeemed	(3,997,706,914)	(5,941,638,059)

Net increase in shares outstanding	78,452,934	909,956,000

6. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

Active Assets Institutional Government Securities Trust

Notes to Financial Statements■December 31, 2013 (unaudited)  continued

7. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in ‘‘Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM:		2012 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$245,146	$28	$159,620	$41

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to deferred compensation, resulted in the following reclassifications among the Fund’s components of net assets at June 30, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(28)	$28	—

Active Assets Institutional Government Securities Trust

Notes to Financial Statements■December 31, 2013 (unaudited)  continued

At June 30, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$13,388	—

At December 31, 2013, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

8. Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

Active Assets Institutional Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013		FOR THE YEAR ENDED JUNE 30,
			2013		2012		2011		2010^		2009^
	(unaudited)
Selected Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.010
Less dividends and distributions from net investment income	(0.000	)(1)	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.000	)(1)	(0.000	)(1)(2)	(0.010)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01	%(6)	0.02%		0.01%		0.04%		0.02%		0.98%

Ratios to Average Net Assets:
Net expenses	0.08	%(4)(7)	0.14	%(4)	0.11	%(4)	0.17	%(4)	0.19	%(3)(4)	0.21	%(3)
Net investment income	0.01	%(4)(7)	0.02	%(4)	0.01	%(4)	0.04	%(4)	0.03	%(3)(4)	1.02	%(3)

Supplemental Data:
Net assets, end of period, in thousands	$2,456,971		$2,378,519		$1,468,556		$1,135,357		$892,019		$1,523,316

^	Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.03% for the years ended 2010 and 2009, respectively.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2013	0.18%	(0.09)%
June 30, 2013	0.17	(0.01)
June 30, 2012	0.17	(0.05)
June 30, 2011	0.18	0.03
June 30, 2010	0.21	0.01

(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8a.m. and 5p.m. (EST)

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited)  continued

by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2014